Consortia (partnerships) in E&P activities	12 Months Ended
Dec. 31, 2023
Consortia Partnerships In Ep Activities
Consortia (partnerships) in E&P activities

29.	Consortia (partnerships) in E&P activities

In line with its strategic objectives, Petrobras operates in association with other companies in consortia in Brazil as holder of oil and natural gas exploration and production rights in concessions and production sharing regimes.

As of December 31, 2023, the Company holds interests in 67 consortia with 32 companies, among which Petrobras is the operator in 39 (in 2022, 78 consortia with 36 companies and operator in 50).

The consortia formed in 2023 and 2022 are described below:

Consortium	Location	Petrobras interest	Partners interest	Operator	Year	Additional Information	ANP Bonus Petrobras portion (1)
Água-Marinha	Campos basin	30.0%	Petronas - 20% Quatar Energy - 20% Total Energies - 30%	Petrobras	2023	1st Cycle of Permanent Offer for Production Sharing	4
Sudoeste de Sagitário	Santos basin	60.0%	Shell - 40%	Petrobras	2023	1st Cycle of Permanent Offer for Production Sharing	40
Atapu	Santos basin	52.5%	Shell - 25% TotalEnergies - 22.5%	Petrobras	2022	Production sharing	402
Sépia	Santos basin	30.0%	TotalEnergies - 28% Petronas - 21% QP - 21%	Petrobras	2022	Production sharing	409
(1) PPSA manages the Production Sharing Agreements.

Consortia bring benefits through risk sharing, increased investment capacity, technical and technological interchange, aiming at the growth in oil and gas production. The following table presents the production referring to Petrobras's participation in the main fields in which the Company is the operator in the consortium:

Field	Location	Petrobras interest	Partners interest	Petrobras production portion in 2023 (kboed)	Regime
Tupi	Santos basin pre-salt	65%	Shell - 25% Petrogal - 10%	705	Concession
Búzios	Santos basin pre-salt	85%	CNODC - 10% CNOOC - 5%	488	Production sharing
Roncador	Campos basin	75%	Equinor - 25%	105	Concession
Sapinhoá	Santos basin pre-salt	45%	Shell - 30% Repsol Sinopec - 25%	98	Concession
Mero	Santos basin pre-salt	40%	TotalEnergies - 20% Shell - 20% CNODC - 10% CNOOC – 10%	96	Production sharing
Atapu	Santos basin pre-salt	52.5%	Shell - 25% TotalEnergies - 22.5%	45	Production sharing
Sépia	Santos basin pre-salt	30%	TotalEnergies - 28% Petronas - 21% Qatar - 21%	35	Production sharing
Sururu	Santos basin pre-salt	42.5%	Shell - 25% TotalEnergies - 22.5% Petrogal - 10%	32	Concession
Berbigão	Santos basin pre-salt	42.5%	Shell - 25% TotalEnergies - 22.5% Petrogal - 10%	28	Concession
Tartaruga Verde	Campos basin	50%	Petronas - 50%	28	Concession
Total				1,660

Accounting policy for joint operations

The E&P consortia are classified as joint operations, where the assets, liabilities, revenues and expenses relating to these consortia are accounted for in the financial statements individually, observing the applicable specific accounting policies and reflecting the portion of the contractual rights and obligations that the company has.

29.1.	Unitization Agreements

Petrobras has Production Individualization Agreements (AIP) signed in Brazil with partner companies in E&P consortia, as well as contracts resulting from divestment operations and strategic partnerships related to these consortia. These agreements result in reimbursements payable to (or receivable from) partners regarding expenses and production volumes mainly related to Agulhinha, Albacora Leste, Berbigão, Brava, Budião Noroeste, Budião Sudeste, Caratinga and Sururu.

Provision for equalizations (1)

The table below presents changes in the reimbursements payable relating to the execution of the AIP submitted to the approval of the ANP:

	2023	2022
Opening balance	407	364
Additions/(Write-offs) on PP&E	17	(7)
Payments made	(56)	−
Other income and expenses	62	26
Translation adjustments	32	24
Closing balance	462	407
(1) Berbigão, Sururu, Albacora Leste and others

In 2023, these agreements resulted in additions and write-offs in PP&E, in addition to US$ 62 of other income and expenses, reflecting the best available estimate of the assumptions used in the calculation base and the sharing of assets in areas to be equalized.

Closed agreements

In December 2023, a Payment Adjustment Agreement was signed, resulting from the redetermination process provided for in the Tartaruga Mestiça Individualization of Production Agreement (AIP) (BM-C-36 concession agreement). The amount paid by Petrobras to Petronas on December 26, 2023, was US$ 56.

Accounting Policy for unitization agreements

A unitization agreement occurs when a reservoir extends across two or more license or contract areas. In this case, partners pool their individual interests in return for an interest in the overall unit (shared reservoir) and determine their new stake in the single producing unit.

Events that occurred prior to the unitization agreement may lead to the need for compensation between the partners. The compensation will be the difference between the expenses actually incurred by each party up to the reference date and those that should have been incurred by each party if the established participations in the shared reservoir by the AIP were already in effect during that period.

At the signing of the AIP, an amount to be reimbursed to the Company will be recognized as an asset only when there is a contractual right to reimbursement or when the reimbursement is practically certain. An amount to be reimbursed by the Company will be recognized as a liability when it derives from a contractual obligation or, when the outflow of funds is deemed probable and the amount can be reliable estimated. The provision will be offset by an increase or decrease in PP&E, revenues and/or expenses, according to the nature of the events to be reimbursed.